Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,486,000
Previously Paid Amount	0.00
Total Fee Amount	564.28
Total Offset Amount	0.00
Net Fee	564.28
Narrative - Max Aggregate Offering Price	$ 6,486,000
Final Prospectus	true